Earning per unit and cash distributions (Details Textual) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 03, 2016	Mar. 23, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution			$ 1,591	$ 1,141
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	21,500	14,584
Minimum Quarterly Distribution To Common And Subordinated Per Unit			$ 0.3375
Subordinated unit Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights			100.00%
Incentive Distribution Right Target Distribution			$ 1,372	983
Minimum Quarterly Distribution To Common And Subordinated Per Unit			$ 0.3375
Phantom Units [Member] | Chief Executive Officer Chief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	21,500	14,584
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.421875
Distribution Percentage To All Unit Holders			85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights			15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.50625
Distribution Percentage To All Unit Holders			75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights			25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders			50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights			50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights			100.00%
Common units public [Member] | Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights			100.00%
Common units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution			$ 219	$ 158